Net Loss Per Share - Additional Informtion (Detail) - USD ($)	3 Months Ended				6 Months Ended				11 Months Ended					12 Months Ended
	Jun. 30, 2022		Jun. 30, 2021		Jun. 30, 2022		Jun. 30, 2021		Dec. 31, 2022 [1]	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2021		Jan. 31, 2021
Preferred Stock, Value, Outstanding	$ 0				$ 0					$ 0				$ 0
Ordinary shares, issued	117,102,735				117,102,735					18,221,069				18,221,069
Exercise price common stock of warrants or rights outstanding	$ 0.01		$ 0.01		$ 0.01		$ 0.01
Weighted average number of shares Contingently Issuable shares under earnout arrangement					3,059,273
Weighted Average Number of Shares Outstanding, Basic	114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]		17,146,853		16,230,951
Weighted Average Number of Shares Outstanding, Diluted	114,096,390	[1]	21,977,123	[1]	84,060,966	[1]	21,912,665	[1]		17,146,853		16,230,951
Warrant [Member]
Weighted Average Number of Shares Outstanding, Basic	2,683,830		5,237,367		3,326,508		5,245,876
Weighted Average Number of Shares Outstanding, Diluted	2,683,830		5,237,367		3,326,508		5,245,876
Rigetti Holdings Inc
Ordinary shares, issued										18,221,069				18,221,069		16,582,713
Weighted Average Number of Shares Outstanding, Basic									17,146,853	17,146,853	[2]	16,212,027	[1]	16,230,951	[2]
Weighted Average Number of Shares Outstanding, Diluted									17,146,853	17,146,853	[2]	16,212,027	[1]	16,230,951	[2]
Rigetti Holdings Inc | Class B Ordinary Shares
Ordinary shares, issued										0				0
Rigetti Holdings Inc | SeriesC-1PreferredStock
Preferred Stock, Value, Outstanding										$ 23,218,418				$ 23,218,418
Preferred Stock Conversion Basis										eight-for-one ratio

[1]	Weighted-average shares have been retroactively restated to give effect to the Business Combination.
[2]	Weighted-average shares and net loss per share have been retroactively restated to give effect to the Business Combination.